As filed with the Securities and Exchange Commission on November 29, 2012.

1933 Act Registration No. 333-183061

1940 Act Registration No. 811-22730

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 5	☒

JNL STRATEGIC INCOME FUND LLC

(Exact Name of Registrant as Specified in Charter)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (517) 381-5500

225 West Wacker Drive,

Suite 1200, Chicago, Illinois 60606

(Mailing Address)

with a copy to:

Susan S. Rhee, Esq. JNL Strategic Income Fund LLC Vice President, Counsel & Secretary 1 Corporate Way Lansing, Michigan 48951	K&L Gates LLP 1601 K Street, NW Washington, DC 20006-1600 Attn: Diane E. Ambler
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.

This Post-Effective Amendment No. 1 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Pre-Effective Amendment No. 4 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 29th day of November, 2012.

JNL STRATEGIC INCOME FUND LLC

/s/ Susan S. Rhee
Susan S. Rhee Vice President, Counsel (Chief Legal Officer), and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Susan S. Rhee	*	November 29, 2012
Michael Bouchard Manager

/s/ Susan S. Rhee	*	November 29, 2012
William Crowley
Manager

/s/ Susan S. Rhee	*	November 29, 2012
Dominic D’Annunzio
Manager

/s/ Susan S. Rhee	*	November 29, 2012
Michelle Engler
Manager

/s/ Susan S. Rhee	*	November 29, 2012
James Henry
Manager

/s/ Susan S. Rhee	*	November 29, 2012
Richard D. McLellan
Manager

/s/ Susan S. Rhee	*	November 29, 2012
Mark D. Nerud
President and Manager

/s/ Susan S. Rhee	*	November 29, 2012
William R. Rybak
Manager

/s/ Susan S. Rhee	*	November 29, 2012
Patricia A. Woodworth
Manager

/s/ Susan S. Rhee	*	November 29, 2012
Gerard A. M. Oprins
Treasurer and Chief Financial Officer (Principal Financial Officer)

*	By Susan S. Rhee, Attorney In Fact

EXHIBIT LIST

Exhibit Number 28	Exhibit Description

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase

101.LAB	XBRL Taxonomy Extenstion Labels Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase

101.DEF	XBRL Taxonomy Extension Definition Linkbase